MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                 STATE COLLEGE, PENNSYLVANIA 16801
WASHINGTON, D.C.  20005                                           (814) 272-3502
(202) 434-4660                                         FACSIMILE: (814) 272-3514
FACSIMILE: (202) 434-4661

JOHN J. SPIDI                                        WRITER'S DIRECT DIAL NUMBER
SPIDI@MALIZIALAW.COM                                              (202) 434-4670


VIA EDGAR
---------

November 23, 2004

Abby Adams, Esq.
Special Counsel
Office of Mergers and Acquisitions
Securities and Exchange Commission
450 5th Street, N.W.
Washington,  D.C.  20549

         Re:      Wells Financial Corp.
                  Schedule TO and Schedule 13E-3
                  SEC File No. 5-45455
                  -------------------------------

Dear Ms. Adams:

     Transmitted with this letter for filing with the Commission on behalf of the above- referenced registrant are manually executed copies of Amendment No. 8 to the registrant's Tender Offer Statement on Schedule TO and Schedule 13E-3 Transaction Statement.

     On behalf of Wells Financial Corp. (the "Company"), we hereby submit the following response to your comment letter dated November 19, 2004, with respect to the above-referenced filings. We have keyed our responses to the captions and paragraph numbering used in your comment letter.

     1. Please see the Second Supplement to the Offer to Purchase dated November 23, 2004, filed herewith as Exhibit (a)(14) to the Amendment No. 8 to the Schedule TO/13E-3, wherein we have included the disclosure requested by your comment. We wish to advise you supplementally that the offer has been extended to 5:00 p.m., New York City time, on Friday, December 3, 2004. A press release to this effect was issued by the Company yesterday and filed as an exhibit to Amendment No. 7 to the Company's Schedule TO/13E-3. While, due to timing constraints, the Company has extended the offer and agreed to disseminate additional materials to it stockholders pursuant to your request, the Company does not believe that the letters of Opportunity Partners constitute a credible or firm offer for the Company within the meaning of Instruction 2(viii) of

MALIZIA SPIDI & FISCH, PC


Abby Adams, Esq.
Special Counsel
November 23, 2004
Page 2

Item 1014 of Regulation M-A or that such letters have resulted in a material change to the offer. The reasons for such belief are as follows:

     A. THE COMPANY BELIEVES THAT OPPORTUNITY  PARTNERS DOES NOT HAVE ANY DESIRE
        ------------------------------------------------------------------------
TO PURCHASE ALL OF THE  OUTSTANDING  SHARES OF THE  COMPANY'S  COMMON STOCK BUT,
--------------------------------------------------------------------------------
RATHER,  HAS ISSUED THESE LETTERS AND PUBLICLY  DISCLOSED  THEM IN AN ATTEMPT TO
--------------------------------------------------------------------------------
DRIVE UP THE STOCK  PRICE AND MAKE A SHORT  TERM  PROFIT ON ITS  INVESTMENT  OR,
--------------------------------------------------------------------------------
ALTERNATIVELY,  TO PUT THE COMPANY  "INTO PLAY" AND FORCE A SALE TO SOME UNKNOWN
--------------------------------------------------------------------------------
THIRD PARTY.  Opportunity  Partners is a self-described  hedge fund. The typical
-----------
hedge fund investment is not the acquisition of an entire operating entity as Opportunity Partners would have you believe. If Opportunity Partners had been genuine in its desire to purchase the Company, it would have utilized a strategy that would not put the Company into play and thereby drive up the price it would ultimately be required to pay. Moreover, it would have waited until the Company completed the acquisition of a substantial block of stock through the tender offer thereby decreasing the number of shares it would be required to purchase. The two letters sent by Opportunity Partners were lacking any details as to how it would pay for the Company as well as any of the other terms and conditions typically included in a letter outlining a bona fide offer to acquire the Company.

     B. The timing of Opportunity Partners' purchases are also suspect. It is not a long-term stockholder; but rather, made its first purchases well after the Dutch Auction was underway. The Company's strategies were clearly disclosed in its publicly-filed documents. If Opportunity Partners' really believed that the tender offer and reverse stock split was not going to provide fair value to shareholders, presumably, it would not have bought in excess of 8% of the outstanding shares more than one month after the Company had commenced the tender offer. The fact that Opportunity Partners purchased the stock of the Company long after the commencement of the offer renders their statement that the Company is not providing "fair value" to its stockholders in the offer extremely suspect.

     C. THE COMPANY DOES NOT BELIEVE THAT OPPORTUNITY PARTNERS HAS THE FINANCIAL
        ------------------------------------------------------------------------
OR LEGAL CAPACITY TO ACQUIRE ALL OF THE OUTSTANDING  SHARES OF ITS COMMON STOCK.
--------------------------------------------------------------------------------
The letters sent by Opportunity Partners do not describe the form or source of consideration for the purchase of the shares. As a hedge fund, its only sources of funds are client accounts and borrowings such as margin loans. According to its Schedule 13D filed on November 10, 2004, margin debt was utilized to purchase a portion of the shares of the Company it purchased to date. Margin debt is not typically used to finance a long term investment. We also seriously question how a hedge fund would be able to obtain regulatory approval to become a savings and loan holding company which would be required in order for it complete the purchase of all of the outstanding shares. We are

MALIZIA SPIDI & FISCH, PC


Abby Adams, Esq.
Special Counsel
November 23, 2004
Page 3

not aware of any precedent for this type of ownership. Moreover, we note on the SEC's web site several comment letters filed by Mr. Goldstein vociferously objecting to a proposed rule that would require Opportunity Partners to register as an investment advisor. He makes it clear he does not want to be regulated ("The truth is I am afraid that dealing with red tape will take too much time away from my job, which is to make money for the hedge fund. Having some dumb bureaucrat looking over my shoulder with a checklist and a bunch of dumb
questions   and   asking   for    documents    whenever   he   demands   it   is
counterproductive....")  This  does  not seem  consistent  with  someone  who is seeking to acquire a regulated entity.

     D. Based on all of the publicly available information on Opportunity Partners and its principals, none appear to have any background in operating a financial institution. Nor, for that matter, does it appear they have ever had any significant investments in financial institutions or their holding companies.

     E. We wish to emphasize that Wells Financial Corp. is not for sale and does not intend to negotiate a sale of the Company to Opportunity Partners, and should not be compelled to do so because it is engaged in a going private transaction. For the reasons set forth above, we also believe the staff should
                                                                ----------------
not  require any  further  extensions  of the  Company's  offer,  which has been
-------------------------------------
ongoing since September 28, 2004, regardless of any further actions taken by Opportunity Partners. The Company's stockholders have had ample opportunity to make a decision on the offer (more than 60 days after the current extension expires) and have been provided with voluminous disclosure of all facts and circumstances surrounding the Company's offer. The Company's offer should not continue to be held hostage by this rather spurious attempt to put the Company in play for a short-term profit on the stock. Therefore, stockholders should be allowed to "vote with their feet" and make their decision as to whether to tender or remain stockholders of the Company. Any further extensions of the offer would be extremely detrimental to the Company and merely deny stockholders of the Company their right to decide on the offer.

     Please call me or Joan Guilfoyle, Esq. of this office at (202) 434-4677, with any additional comments or questions. Thank you for your prompt attention to this matter.

                                          Sincerely,

                                          /s/ John J. Spidi

                                          John J. Spidi

cc:  Mr. Lonnie Trasamar, President and CEO